Debt (Tables)	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
Maturities of the Company's debt for the five years subsequent to March 31, 2014 are as follows:

December 31,	2014	2015	2016	2017	2018	Total
Line of credit	$—	$—	$59,200	$—	$—	$59,200
Promissory notes - ACP Re Ltd.	—	—	—	20,068	—	20,068
VelaPoint Note #1	—	606	—	—	—	606
	$—	$606	$59,200	$20,068	$—	$79,874